Cover	12 Months Ended
Sep. 30, 2023 shares
Entity Addresses [Line Items]
Document Type	40-F/A
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Sep. 30, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--09-30
Entity File Number	001-40413
Entity Registrant Name	Quipt Home Medical Corp.
Entity Central Index Key	0001540013
Entity Primary SIC Number	3841
Entity Tax Identification Number	98-1508109
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	1019 Town Drive
Entity Address, City or Town	Wilder
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	41076
City Area Code	859
Local Phone Number	878-2220
Title of 12(b) Security	Common Shares
Trading Symbol	QIPT
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Common Stock, Shares Outstanding	35,605,280
ICFR Auditor Attestation Flag	false
Auditor Name	BDO USA, P.C.
Auditor Location	Cincinnati, Ohio
Auditor Firm ID	243
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1015 15th Street N.W., Suite 1000
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20005
City Area Code	202
Local Phone Number	572-3133
Contact Personnel Name	CT Corporation System